Income Taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Effective income tax rate	12.70%	10.50%	10.40%	9.60%